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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                              United Fire & Casualty Company
Address:                           118 Second Ave., S.E.
                                   Cedar Rapids, IA 52407
Form 13F File Number:              28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:          Dianne M. Lyons
Title:         Controller
Phone:         319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons              Cedar Rapids, IA                08-12-03

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      86

Form 13F Information Table Value Total:                $113,227 (in thousands)

List of Other Included Managers:                           NONE

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FORM 13F INFORMATION TABLE

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

                               TITLE OF                 VALUE     SHARES/   SH/   PUT/   INVSTMNT    OTHER     --VOTING AUTHORITY--
    NAME OF ISSUER              CLASS       CUSIP     (x $1000)   PRN AMT   PRN   CALL    DSCRETN   MANAGERS   SOLE   SHARED    NONE
====================================================================================================================================
Abbott Laboratories            Common    002824-10-0    6,564     150,000                    Sole            150,000
Alderwoods Group Inc           Common    014383-10-3      206      38,421                    Sole             38,421
Alliant Energy Corporation     Common    018802-10-8    2,325     122,200                    Sole            122,200
Alliant Energy                 Common    018802-10-8      157       8,225                 Defined              8,225
ALLTEL Corporation             Common    020039-10-3      604      12,518                    Sole             12,518
American Express Co            Common    025816-10-9      342       8,175                 Defined              8,175
American Strategic Inc Port II Common    030099-10-5      349      25,420                    Sole             25,420
Anheuser-Busch Companies Inc   Common    035229-10-3      204       4,000                    Sole              4,000
Applied Materials Inc          Common    038222-10-5      242      15,300                 Defined             15,300
Automatic Data Processing      Common    053015-10-3      173       5,100                 Defined              5,100
BCE Inc                        Common    05534B-10-9      374      16,200                    Sole             16,200
BRE Properties Inc             Common    05564E-10-6      598      18,000                    Sole             18,000
Bank of America Corporation    Common    060505-10-4    4,742      60,000                    Sole             60,000
Bank One Corporation           Common    06423A-10-3    1,626      43,740                    Sole             43,740
Bell South Corporation         Common    079860-10-2      426      16,000                    Sole             16,000
Bemis Company Inc              Common    081437-10-5      407       8,700                    Sole              8,700
Boeing Company                 Common    097023-10-5    1,201      35,000                    Sole             35,000
CVS Corp Delaware              Common    126650-10-0      198       7,050                 Defined              7,050
Cardinal Health Inc.           Common    14149Y-10-8      223       3,475                 Defined              3,475
Cincinnati Financial Corp      Common    172062-10-1   10,760     290,500                    Sole            290,500
Citigroup Inc                  Common    172967-10-1      253       5,916                 Defined              5,916
Cummins Inc                    Common    231021-10-6      701      19,545                    Sole             19,545
DQE Inc                        Common    23329J-10-4      527      35,000                    Sole             35,000
Dean Foods Company             Common    242370-10-4    1,520      48,261                    Sole             48,261
Del Monte Foods Co             Common    24522P-10-3      178      20,097                    Sole             20,097
Dow Chemical Company           Common    260543-10-3    1,858      60,000                    Sole             60,000
Duke Energy Corporation        Common    264399-10-6    1,596      80,000                    Sole             80,000
Emerson Electric Co            Common    291011-10-4      322       6,300                    Sole              6,300
Exxon Mobil Corporation        Common    30231G-10-2    1,436      40,000                    Sole             40,000
Exxon Mobil Corp               Common    30231G-10-2      204       5,675                 Defined              5,675
Fannie Mae                     Common    313586-10-9      226       3,350                 Defined              3,350
Federal Signal Corporation     Common    313855-10-8    1,315      74,864                    Sole             74,864
Fidelity National Information
  Solutions, Inc.              Common    31620P-10-9      519      19,890                    Sole             19,890
First Data Corp.               Common    319963-10-4      257       6,200                 Defined              6,200
Ford Motor Company             Common    345370-86-0      110      10,000                    Sole             10,000
Arthur J Gallagher & Co        Common    363576-10-9      281      10,321                    Sole             10,321
General Electric Company       Common    369604-10-3    6,023     210,000                    Sole            210,000
General Elec Co                Common    369604-10-3      214       7,450                 Defined              7,450
Greater Bay Bancorp            Common    391648-10-2      401      20,000                    Sole             20,000
H J Heinz Company              Common    423074-10-3    1,484      45,000                    Sole             45,000
Hewlett Packard Co             Common    428236-10-3      306      14,349                 Defined             14,349
Home Depot Inc                 Common    437076-10-2      225       6,800                 Defined              6,800
Honeywell International Inc    Common    438516-10-6      671      25,000                    Sole             25,000
Honeywell International Inc    Common    438516-10-6      277      10,318                 Defined             10,318
Intel Corporation              Common    458140-10-0      208      10,000                    Sole             10,000
Intel Corp                     Common    458140-10-0      222      10,650                 Defined             10,650
J P Morgan Chase & Co          Common    46625h-10-0      234       6,850                 Defined              6,850
Johnson & Johnson              Common    478160-10-4      517      10,000                    Sole             10,000
Johnson & Johnson              Common    478160-10-4      305       5,900                 Defined              5,900
King Pharmaceutical            Common    495582-10-8      161      10,900                 Defined             10,900
Merrill Lynch & Co Inc         Common    590188-10-8      274       5,875                 Defined              5,875
MetLife Inc                    Common    59156R-10-8      336      11,880                    Sole             11,880
Motorola Inc                   Common    620076-10-9      566      60,000                    Sole             60,000
Newell Rubbermaid Inc          Common    651229-10-6      441      15,766                    Sole             15,766
Nicor Inc                      Common    654086-10-7    1,113      30,000                    Sole             30,000
NiSource Inc                   Common    65473P-10-5      108       5,700                    Sole              5,700
Ohio Casualty Corporation      Common    677240-10-3      132      10,000                    Sole             10,000
Old Republic International Cor Common    680223-10-4    3,193      93,168                    Sole             93,168
Penford Corporation            Common    707051-10-8      223      20,000                    Sole             20,000
Penwest Pharmaceuticals Co.    Common    709754-10-5      731      30,000                    Sole             30,000
PepsiCo Inc                    Common    713448-10-8      890      20,000                    Sole             20,000
Pfizer                         Common    717081-10-3      200       5,850                 Defined              5,850
Pioneer-Standard Electronics   Common    723877-10-6    2,362     279,571                    Sole            279,571
Procter & Gamble Company       Common    742718-10-9    2,497      28,000                    Sole             28,000
Progress Energy Inc            Common    743263-10-5      840      19,131                    Sole             19,131
QCR Holdings Inc               Common    74727A-10-4      899      45,454                    Sole             45,454
SBC Communications Inc         Common    78387G-10-3    2,017      78,960                    Sole             78,960
SBC Communications Inc         Common    78387g-10-3      203       7,950                 Defined              7,950
SAFECO Corporation             Common    786429-10-0    1,643      46,550                    Sole             46,550
Safeway Inc                    Common    786514-20-8      105       5,125                 Defined              5,125
St Paul Companies Inc          Common    792860-10-8      795      21,774                    Sole             21,774
Schering-Plough Corporation    Common    806605-10-1      186      10,000                    Sole             10,000
Schering Plough Corp           Common    806605-10-1      123       6,600                 Defined              6,600
Shopko Stores Inc              Common    824911-10-1      260      20,000                    Sole             20,000
TXU Corporation                Common    873168-10-8      674      30,000                    Sole             30,000
Texas Instruments              Common    882508-10-4      242      13,750                 Defined             13,750

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
TPG NV                         Common    892339-10-2       68       4,034                    Sole              4,034
U S Bancorp                    Common    902973-30-4   20,409     833,034                    Sole            833,034
US Bancorp                     Common    902973-30-4      281      11,450                 Defined             11,450
Vectren Corporation            Common    92240G-10-1      668      26,658                    Sole             26,658
Verizon Communications Inc     Common    92343V-10-4    1,446      36,648                    Sole             36,648
Wachovia Corporation           Common    929903-10-2    1,199      30,008                    Sole             30,008
Wells Fargo & Company          Common    949746-10-1    5,906     117,176                    Sole            117,176
Wintrust Financial Corporation Common    97650W-10-8    6,867     230,523                    Sole            230,523
Wyeth Corp                     Common    983024-10-0      306       6,725                 Defined              6,725
Xcel Energy, Inc.              Common    98389B-10-0      752      50,000                    Sole             50,000

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Report Summary                 86 Data Records       $113,227                       0 other managers on whose behalf report is filed
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